S-K 1602, SPAC Registered Offerings	Aug. 04, 2025 USD ($)
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	If we have not completed our initial business combination within 24 months from the closing of this offering or such earlier liquidation date as our board of directors may approve, or during any Extension Period, subject to applicable law
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

As of May 21, 2025
Offering Price of	25% of Maximum		50% of Maximum		75% of Maximum
$10.00 per Unit	Redemption		Redemption		Redemption		Maximum Redemption
		Difference		Difference		Difference		Difference
		between		between		between		between
		Public NTBV		NTBV and		NTBV and		NTBV and
		and Public		Offering		Offering		Offering
NTBV	NTBV	Offering Price	NTBV	Price	NTBV	Price	NTBV	Price

Assuming Full Exercise of Over-Allotment Option
$7.31	$6.79	$3.21	$5.94	$4.06	$4.37	$5.63	$0.45	$9.55
Assuming No Exercise of Over-Allotment Option
$7.32	$6.80	$3.20	$5.96	$4.04	$4.39	$5.61	$0.49	$9.51

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Offering Prospectus Summary [Line Items]
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Business Strategy

Our acquisition and value creation strategy is to identify and complete our initial business combination with a company in our Focus Industries that builds upon the vast industry experience and expertise of our management team.

We expect to develop our pipeline of opportunities for a potential business combination through our management team’s over 100 cumulative years of experience, deep relationships and extensive network of corporate executives, board members, venture capital and private equity firms, family offices, investment bankers, lawyers, investors and other service providers to our Focus Industries. We have an extensive history of launching successful investment platforms through proactive and highly selective sourcing of potential targets by analyzing the entire value chain to determine the best balance of risk and reward across each segment. Utilizing this approach, we have helped build large public and private platforms in the global natural resources and decarbonization markets.

Our selection process will leverage our management team’s broad and deep relationship network, distinct industry experiences and extensive deal-sourcing capabilities to access a broad spectrum of differentiated opportunities. We expect to develop this network through our management team’s broad experience, with demonstrated success in both investing in and operating businesses across a variety of industries and at numerous stages of these companies’ life cycles. We have developed a distinctive combination of capabilities, which includes:

●	an established record of building industry-leading companies and strong ability to deliver shareholder value over an extended time period;
●	experience using acquisitions to grow companies during periods of both economic growth and decline by using extensive deal-sourcing and differentiated transaction execution/structuring capabilities;
●	experience deploying value creation strategies, including recruiting talented personnel, implementing system upgrades to back-office systems, and delivering operating efficiency by implementing an analytical based approach to business metrics; and
●	extensive capital markets experience across various business cycles, including financing businesses and assisting companies with the transition to public ownership.

We intend to focus our efforts on opportunities where our management team’s strategic vision, operating expertise, deep relationships and capital markets experience can be catalysts to enhance the growth, competitive position and financial upside in an initial business combination. We intend to identify and execute an initial business combination within our Focus Industries in the United States or other developed countries, although we may pursue targets in any business, industry or geographical location. Our management team has an established history in identifying and capitalizing on key trends that have shaped the global decarbonization and energy markets and has helped build leading platforms to scale within the marketplace.

SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
SPAC, Trust or Escrow Account, Material Terms [Text Block]	The proceeds to be placed in the trust account include $6,000,000 in the aggregate, (or up to $6,900,000 in the aggregate if the over- allotment option is exercised in full) in deferred underwriting commissions, subject to adjustment as described in this prospectus.Except with respect to interest earned on the funds held in the trust account that may be released to us for permitted withdrawals, the funds held in the trust account will not be released from the trust account until the earliest to occur of: (1) our completion of an initial business combination; (2) the redemption of any public shares properly submitted in connection with a shareholder vote to amend our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within 24 months from the closing of this offering or such earlier liquidation date as our board of directors may approve, or during any Extension Period, subject to applicable law or (B) with respect to any other provision relating to shareholders’ rights or pre-initial business combination activity; and (3) the redemption of our public shares if we have not completed an initial business combination within 24 months from the closing of this offering or such earlier liquidation date as our board of directors may approve, or during any Extension Period, subject to applicable law. We are permitted to withdraw 5% of the interest earned on the trust account to fund our working capital requirements and/or to pay our taxes, and such withdrawals can only be made (x) from interest and not from the principal held in the trust account and (y) only to the extent such interest is in the amount sufficient to cover the permitted withdrawal amount. We have until the date that is 24 months from the closing of this offering or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination. If we anticipate that we may be unable to consummate our initial business combination within such 24-month period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination. If we seek shareholder approval for an extension, holders of public shares will be offered an opportunity to vote on the extension and to redeem their shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (net of permitted withdrawals), divided by the number of then issued and outstanding public shares, subject to applicable law
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 6,000,000
SPAC, Securities Offered, Redemption Rights [Text Block]	Except with respect to interest earned on the funds held in the trust account that may be released to us for permitted withdrawals, the funds held in the trust account will not be released from the trust account until the earliest to occur of: (1) our completion of an initial business combination; (2) the redemption of any public shares properly submitted in connection with a shareholder vote to amend our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within 24 months from the closing of this offering or such earlier liquidation date as our board of directors may approve, or during any Extension Period, subject to applicable law
De-SPAC Consummation Timeframe, Duration	24 months
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	The proceeds deposited in the trust account could become subject to the claims of our creditors, if any, which could have priority over the claims of our public shareholders.
De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe, How Extended [Text Block]	If we do not complete our initial business combination within the completion window, while we do not currently intend to seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the amount of time we will have to consummate an initial business combination, we may elect to do so in the future. There is no limit on the number of extensions that we may seek; however, we do not expect to extend the time period to consummate our initial business combination beyond 36 months from the closing of this offering.
De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	If we seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the amount of time we will have to consummate an initial business combination there is no predetermined or set duration for the amount of time we may seek under each vote, nor are there any conditions to the potential extensions, such as the payment of additional funds into the trust account by our Sponsor. If we determine not to or are unable to extend the time period to consummate our initial business combination or fail to obtain shareholder approval to extend the completion window, our sponsor’s investment in our founder shares and our private placement warrants may be worthless.
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]	Unless and until we complete our initial business combination, no proceeds held in the trust account will be available for our use, except the withdrawal of interest for taxes and/or to redeem our public shares in connection with an amendment to our amended and restated memorandum and articles of association, as described above. The proceeds held in the trust account will initially be invested or held only in (i) U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations, (ii) as uninvested cash, or (iii) an interest bearing bank demand deposit account or other accounts at a bank; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination. To mitigate the risk that we might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that we hold investments in the trust account, we may, at any time (based on our management team’s ongoing assessment of all factors related to our potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the trust account and instead to hold the funds in the trust account in cash or in an interest bearing demand deposit account at a bank. Unless and until we complete our initial business combination, we may pay our expenses only from (1) the net proceeds of this offering and the sale of the private placement securities not held in the trust account and (2) any loans or additional investments from our sponsor, members of our management team or sponsor or their affiliates or other third parties, although they are under no obligation to advance funds or invest in us; provided that any such loans will not have any claim on the proceeds held in the trust account unless such proceeds are released to us upon completion of our initial business combination. Up to $1,500,000 of such loans may be convertible into private placement warrants, at a price of $0.90 per warrant, at the option of the lender
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such other entity, subject to their fiduciary duties under Cayman Islands law. For example, Christopher Sorrells, our Chairman and Chief Executive Officer, also serves in those same positions with Spring Valley II and Jeff Schramm, our Chief Financial Officer, also serves as the Chief Financial Officer for the sponsor of Spring Valley II. For more information, see the section entitled “Management — Conflicts of Interest.”

Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by law: (i) no individual serving as a director or an officer, among other persons, shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and us, on the other or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity. As a result, the fiduciary duties or contractual obligations of our officers or directors could materially affect our ability to complete our initial business combination.

SPAC Offering Dilution [Line Items]
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

			25% of Maximum		50% of Maximum		75% of Maximum		Maximum
	No Redemptions		Redemptions		Redemptions		Redemptions		Redemptions
	Without	With	Without	With	Without	With	Without	With	Without	With
	Over-	Over-	Over-	Over-	Over-	Over-	Over-	Over-	Over-	Over-
	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)
Increase attributable to public shareholders	7.33	7.32	6.81	6.80	5.97	5.95	4.40	4.38	0.50	0.46
Pro forms net tangible book value after this offering and the sale of the private placement shares	7.32	7.31	6.80	6.79	5.96	5.94	4.39	4.37	0.49	0.45
Dilution to public shareholders	$2.68	$2.69	$3.20	$3.21	$4.04	$4.06	$5.61	$5.63	$9.51	$9.55
Percentage of dilution to public shareholders	26.80%	26.90%	32.00%	32.10%	40.40%	40.60%	56.10%	56.30%	95.10%	95.50%

Numerator:

Net tangible book deficit before this offering	$(36,902)	$(36,902)	$(36,902)	$(36,902)	$(36,902)	$(36,902)	$(36,902)	$(36,902)	$(36,902)	$(36,902)
Net proceeds from this offering and the sale of the private placement warrants(1)	152,600,000	175,100,000	152,600,000	175,100,000	152,600,000	175,100,000	152,600,000	175,100,000	152,600,000	175,100,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	45,282	45,282	45,282	45,282	45,282	45,282	45,282	45,282	45,282	45,282
Less: Deferred underwriting commissions	(6,000,000)	(6,900,000)	(4,500,000)	(5,175,000)	(3,000,000)	(3,450,000)	(1,500,000)	(1,725,000)	—	—
Less: overallotment liability	(158,400)	—	(158,400)	—	(158,400)	—	(158,400)	—	(158,400)	—
Less: Amounts paid for redemptions(2)	—	—	(37,500,000)	(43,125,000)	(75,000,000)	(86,250,000)	(112,500,000)	(129,375,000)	(150,000,000)	(172,500,000)
	$146,449,980	$168,208,380	$110,449,980	$126,808,380	$74,449,980	$85,408,380	$38,449,980	$44,008,380	$2,449,980	$2,608,380

Denominator:

Ordinary shares outstanding prior to this offering	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Ordinary shares forfeited if over-allotment is not exercised	(750,000)	—	(750,000)	—	(750,000)	—	(750,000)	—	(750,000)	—
Ordinary shares offered	15,000,000	17,250,000	15,000,000	17,250,000	15,000,000	17,250,000	15,000,000	17,250,000	15,000,000	17,250,000
Less Ordinary shares redeemed	—	—	(3,750,000)	(4,312,500)	(7,500,000)	(8,625,000)	(11,250,000)	(12,937,500)	(15,000,000)	(17,250,000)
	20,000,000	23,000,000	16,250,000	18,687,500	12,500,000	14,375,000	8,750,000	10,062,500	5,000,000	5,750,000
(1)	Expenses applied against gross proceeds include offering expenses of approximately $700,000 (excluding deferred underwriting commissions). See “Use of Proceeds.”
(2)	Upon the consummation of our initial business combination, the deferred underwriting commissions would be paid as follows: $0.40 per unit on all units sold including those sold pursuant to the underwriters’ option to purchase additional units, or $6,000,000 in the aggregate (or up to $6,900,000 in the aggregate if the underwriters’ over-allotment option is exercised in full) payable to the underwriters for deferred underwriting commissions, but such $0.40 per unit shall be due solely on amounts remaining in the trust account following all properly submitted shareholder redemptions in connection with the consummation of our initial business combination See also “Underwriting” for additional information regarding underwriting compensation.

SPAC, Material Potential Source of Future Dilution of Shares not Tendered [Text Block]

The difference between the public offering price per Class A ordinary share, assuming no value is attributed to the public warrants we are offering pursuant to this prospectus, and the pro forma net tangible book value per ordinary share after this offering constitutes the dilution to investors in this offering. Such calculation does not reflect any dilution associated with the sale and exercise of warrants, including the private placement warrants, which would cause the actual dilution to the public shareholders to be higher, particularly where a cashless exercise is utilized. Net tangible book value per share is determined by dividing our net tangible book value, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares which may be redeemed for cash), by the number of issued and outstanding ordinary shares.

SPAC, Adjusted Net Tangible Book Value Per Share, Calculation, Additional Information [Text Block]

As of May 21, 2025
Offering Price of	25% of Maximum		50% of Maximum		75% of Maximum		Maximum
$10.00 per Unit	Redemption		Redemption		Redemption		Redemption
Difference
between
		Public		Difference		Difference		Difference
		NTBV and		between		between		between
		Public		NTBV and		NTBV and		NTBV and
		Offering		Offering		Offering		Offering
NTBV	NTBV	Price	NTBV	Price	NTBV	Price	NTBV	Price

Assuming Full Exercise of Over-Allotment Option
$7.31	$6.79	$3.21	$5.94	$4.06	$4.37	$5.63	$0.45	$9.55
Assuming No Exercise of Over-Allotment Option
$7.32	$6.80	$3.20	$5.96	$4.04	$4.39	$5.61	$0.49	$9.51